Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Equipment (Details) (10-K)	12 Months Ended
Dec. 31, 2020
Furniture and Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment	P5Y
Vehicles [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment	P5Y
Computer Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment	P3Y
Equipment on Lease [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment	P5Y